Johnson Enhanced Return Fund (Prospectus Summary) | Johnson Enhanced Return Fund
The Johnson Enhanced Return Fund
Investment Objective:
Outperform the Fund's benchmark, the S&P 500 Composite Stock Price Index, over a full market cycle.
Fees and Expenses:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	[1]
Shareholder Fees (USD $)	Johnson Enhanced Return Fund
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Annual Fund Operating Expenses		Johnson Enhanced Return Fund
Management Fees		1.00%
Distribution Plan (12b-1 Fees)	[1]	none
Other Expenses (Acquired Fund Fees and Expenses)	[2]	0.02%
Total Annual Fund Operating Expenses		1.02%
Fee Waiver		(0.65%)
Total Annual Fund Operating Expenses		0.37%
[1]	This Fund has adopted a Rule 12b-1 Plan; however the Plan has not been activated and the Fund has no present intention to activate the Plan.
[2]	"Other Expenses" are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. If the Fund incurred Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund's financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Effective May 1, 2012, the Adviser has contractually agreed to waive a portion of its management fees for the Johnson Enhanced Return Fund, at least through
April 30, 2013 so that the Management Fee is 0.35% for the period. The Adviser may not unilaterally change the contract until May 1, 2013.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a
$10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Johnson Enhanced Return Fund	38	257	493	1,172

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 68.09%
of the average value of its portfolio.
Primary Investment Strategies:
The Fund will usually invest:

· a portion of its assets in stock index futures contracts that the Fund's
   Adviser believes will produce the returns of the large capitalization U.S.
   equity market, and

· the balance of its assets in primarily short-term investment grade fixed income securities, which the Adviser believes will produce income and enhance the
   Fund's returns.

Investing in stock index futures contracts requires an investment of only a small portion of the Fund's assets in order to produce a return on the Fund's total assets that approximates the return of an underlying stock index. This effect is referred to as "leverage." The Fund attempts to track an underlying stock index consisting of a representative sampling of the leading large capitalization companies in the leading industries in the U.S. economy. The stock index futures are used only for replication of returns, not speculation.
The Fund also may invest in options on stock index futures. The short-term fixed income securities will be dollar-denominated investment-grade bonds or, if unrated, bonds determined by the Adviser to be of comparable quality.
The Fund will generally close out of positions in stock index futures only as necessary to maintain a return on the Fund's total assets that approximates the return of the underlying stock index, and will sell its fixed income securities if the security reaches the Adviser's valuation target or if the Adviser believes the issuer's fundamentals have changed.
Principal Risks:
As with any mutual fund investment, the Fund's returns may vary and you could lose money.

Company Risk - The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk - The Fund value might decrease in response to general market and economic conditions.

Volatility Risk - Common stocks (and indexes of common stocks) tend to be more volatile than other investment choices.

Derivatives Risk -Derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying index. Losses from derivatives may be greater than the derivative's original cost.

Leveraging Risk -Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio. When the Fund is leveraged, it can lose more than the principal amount invested.

Correlation Risk - Due to derivative contract size limitations, the Fund's assets may be slightly under-invested or slightly over-invested compared to the underlying index, which could cause the Fund to be slightly less or more volatile than the underlying index, and the Fund's returns from the futures contracts may not mirror the underlying index.

Interest Rate Risk - Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.

Credit Risk - The issuer of the fixed income security (including some Government
Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk - The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk- The specific maturities in which the Fund invests may fall in price more than other maturities. Although the Fund's bonds are primarily short term, the bonds with longer maturities will fluctuate more than bonds with shorter maturities.

Management Risk - The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Mortgage-Backed Securities Risks - Mortgage-backed securities represent interests in "pools" of mortgages. Mortgage-backed securities are subject to
"prepayment risk" and "extension risk." Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.
The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year since the Fund's inception.
The table shows how the Fund's average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Update performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.
The bar chart shows changes in the Fund's returns from year to year since the Fund's inception.
Annual Total Returns: For the Periods ended December 31, 2011

During the period shown, the highest return for a calendar quarter was 17.80% in the second quarter of 2009, and the lowest return was -20.95 in the fourth quarter of 2008.
Average Annual Total Return for the Johnson Enhanced Return Fund as of December 31 of each year
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Johnson Enhanced Return Fund	Return Before Taxes	3.16%	1.19%	3.46%	Dec. 30, 2005
Johnson Enhanced Return Fund After Taxes on Distributions	Return After Taxes on Distributions	2.39%	1.14%	2.03%	Dec. 30, 2005
Johnson Enhanced Return Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.05%	1.52%	2.28%	Dec. 30, 2005
Johnson Enhanced Return Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.24%	Dec. 30, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

[1]	A processing fee will be deducted from any wire sales proceeds and paid to the Custodian.